TREASURY SHARES	6 Months Ended
Jun. 30, 2026
TREASURY SHARES
TREASURY SHARES

11. TREASURY SHARES

For the six months ended June 30, 2026 and 2025, 229,235 and 655,683 shares of treasury stock were used for the issuance of ordinary shares for vesting of restricted share units (“RSUs”), and 1,191,073 and 0 for the exercise of options, respectively. As of June 30, 2026 and December 31, 2025, 3,942,189 and 5,362,497 ordinary shares were recorded as treasury stock, respectively.